Events after the reporting date (Details) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended				12 Months Ended
	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Jul. 31, 2022	Dec. 31, 2022
Events after the reporting date (Details) [Line Items]
Repurchase amount					$ 100,000
Share repurchase plan					18,200
Total consideration					$ 1,100,000,000
Consideration full cash paid, description					After the reporting period, in February 2023, one of the Company’s shareholders, Murchinson Ltd. (“Murchinson”), filed an ex parte motion for temporary relief in the Lod District Court against the Company. Murchinson claimed that, as joint owners of more than 5% of the Company’s shares, they had the right to demand a special general shareholders meeting. Murchinson sought a temporary injunction ex parte to prevent the Company from allocating additional shares, citing the Form S-8 that the Company filed with the Securities and Exchange Commission (“SEC”) on January 27, 2023. On February 15, 2023, a hearing was held, after which, the court advised Murchinson to withdraw its motion and that the Company will agree not to argue that Murchinson is not entitled to convene the special general shareholder meeting solely due to the exercising of the options under the Form S-8. On February 16, 2023, the parties accepted the court’s proposal and withdrew their respective motions. The court asked Murchinson to confirm whether it still maintained its claim, and on February 23, 2023, Murchinson announced that it did. As a result, further proceedings were scheduled to investigate the matter, including a hearing that will take place on June 18, 2023.
Non-adjusting Events After Reporting Period [Member]
Events after the reporting date (Details) [Line Items]
Events after the reporting date, description			After the reporting period, in January 2023, the Group granted to employees and officers 1,557,000 RSUs. The RSUs represent the right to receive ordinary shares at a future time and vest over a period of three to four years. Also, in March 2023, the Group granted to employees and officers 615,000 options and RSUs. The options and RSUs represent the right to receive ordinary shares at a future time and vest over a period of three to four years.
Claim amount		$ 10,000
Forecast [Member]
Events after the reporting date (Details) [Line Items]
Ordinary share price (in Dollars per share)	$ 19.55
Stratasys Ltd [Member]
Events after the reporting date (Details) [Line Items]
Ownership percentage				14.50%
Stratasys Ltd [Member] | Non-adjusting Events After Reporting Period [Member]
Events after the reporting date (Details) [Line Items]
Cash per share (in Dollars per share)	$ 18